Equity - Narrative (Details)				12 Months Ended
	Feb. 24, 2026 $ / shares	Dec. 16, 2025 $ / shares	Aug. 27, 2025 $ / shares	Dec. 31, 2025 USD ($) vote_per_share $ / shares shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 shares	Jun. 21, 2022 USD ($)
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares) | shares				290,169,769	194,216,835	202,233,997	201,783,532
Authorised shares not yet issued, amount				$ 134,855,102	$ 83,898,616	$ 83,898,616
Number of shares authorised (in shares) | shares				124,071,775	77,189,888	77,189,888
Vote per ordinary share | vote_per_share				1
Dividends paid, ordinary shares per share (in usd per share) | $ / shares		$ 0.05	$ 0.05
Dividends to equity holders				$ 29,017,000	$ 1,110,920,000	$ 646,294,000
Dividends to non-controlling interest				5,218,000
Dividends paid, ordinary shares				20,200,000	1,126,700,000	$ 630,500,000
Golden Ocean
Disclosure of classes of share capital [line items]
Dividends to non-controlling interest				5,200,000
Major ordinary share transactions
Disclosure of classes of share capital [line items]
Dividends paid, ordinary shares per share (in usd per share) | $ / shares	$ 0.16
Interest rate swaps
Disclosure of classes of share capital [line items]
Notional Value				92,695,000	$ 111,545,000
Interest rate swaps | Long term charter parties, various cap 2022
Disclosure of classes of share capital [line items]
Notional Value				92,700,000				$ 109,400,000
Change in FV recognized in OCI				(2,000,000.0)
Interest rate swaps | Long term charter parties, various cap 2022 | At fair value
Disclosure of classes of share capital [line items]
Hedging instrument, assets				$ 100,000
Share capital
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares) | shares				315,977,647	220,024,713	220,024,713	220,024,713
Par value per share (in USD per share) | $ / shares				$ 0
Treasury shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares) | shares				25,807,878	25,807,878	17,790,716	18,241,181